Discontinued Operations - Additional information (Detail) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2015	Jul. 31, 2014	Aug. 31, 2014
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Goodwill Written Off Related To Business Unit To Be Disposed	$ 186,500,000	$ 186,511,000	$ 0	$ 0
Loans held-for-sale		106,104,000	110,426,000		106,104,000
Deposits		24,807,535,000	26,711,145,000		24,807,535,000
Segment, Discontinued Operations [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax		33,829,000	0
Goodwill Written Off Related To Business Unit To Be Disposed		186,511,000	0
Liabilities Of Disposal Group Including Discontinued Operation		5,064,000	0		5,064,000
Assets Of Disposal Group Including Discontinued Operation		0	0		0
Segment, Discontinued Operations [Member] | Illinois region sale of August 8, 2014 [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax		24,600,000
Branches Sold							12
Loans held-for-sale							562,000,000
Deposits							726,000,000
Segment, Discontinued Operations [Member] | Central Florida region sale of September 15, 2014 [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax		1,200,000
Branches Sold								9
Loans held-for-sale								104,000,000
Deposits								217,000,000
Segment, Discontinued Operations [Member] | California region sale of November 8, 2014 [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax					8,100,000
Branches Sold		20			20
Loans held-for-sale		1,100,000,000			1,100,000,000
Deposits		1,100,000,000			1,100,000,000
Segment, Discontinued Operations [Member] | California region sale of November 8, 2014 [Member] | Indemnification Guarantee Member
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Maximum Amount Of Future Payments Under Guarantee Percentage					1.5
Guarantee Obligations Term					two years
GuaranteeObligationsOriginAndPurpose					The Corporation also agreed to indemnify the purchaser for up to 1.5% of credit losses on transferred loans for a period of two years after the closing. Pursuant to this indemnification provision, the Corporation’s maximum exposure is approximately $16 million.
Maximum Amount Of Future Payments Under Gurantee		16,000,000			16,000,000
Valuation Allowances And Reserves Balance		2,200,000			2,200,000
Segment, Continuing Operations [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Restructuring Charges		26,725,000	0	0
Segment, Continuing Operations [Member] | Restructuring Charges Member
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Estimate Of Restructuring Charges To Be Incurred	49,000,000					22,000,000
Estimate Of Severance Retention And Other Payments To Be Incurred						13,000,000
Estimate Of Operational Set Up Cost And Lease Cancellations To Be Incurred						$ 9,000,000